EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 19, 2011 (Accession
No. 0001193125-11-227085), to the Prospectus dated May 1, 2011, for Legg Mason BW International Opportunities Bond Fund, a series of Legg Mason Global Asset Management Trust.